Restatement of Prior Period Financial Statements (Details) - Schedule of revision on the company’s financial statements - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Mar. 15, 2021
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock subject to possible redemption	$ 128,744,590			$ 116,095,120
Common stock	459			465
Additional paid-in capital	$ 5,084,297			5,004,068
Statement of Operations for the three months ended March 31, 2021
Basic and diluted weighted average shares outstanding, common stock subject to redemption (in Shares)	2,059,408
Basic and diluted weighted average shares outstanding, common stock (in Shares)	3,856,614
Basic and diluted net income (loss) per share, common stock subject to redemption (in Dollars per share)	$ 0	$ 0.46	$ 0.31
Basic and diluted net income (loss) per share, common stock not subject to redemption (in Dollars per share)	$ (0.02)	$ (1)	$ (0.87)
Statement of Changes in Stockholders’ Equity for the six months ended June 30, 2021
Issuance of representative shares – Additional Paid-in-Capital	$ 3,458	$ 3,458	$ 3,458
Issuance of representative shares – Stockholders’ Equity (Deficit)	3,500	3,500	3,500
Offering costs charged to the Stockholders’ equity	(428,847)	(428,847)	(428,847)
Reclassification of offering costs related to public shares		2,886,166	2,886,166
Subsequent measurement of common stock subject to redemption		(11,472,253)	(11,472,253)
Statement of Cash Flows for the three months ended March 31, 2021
Initial value of common stock subject to possible redemption (in Shares)	115,841,700
Change in value of common stock subject to possible redemption	$ 12,902,890
Reclassification of offering costs related to public shares		(2,886,166)	(2,886,166)
Subsequent measurement of common stock subject to redemption		$ 11,472,253	$ 11,472,253
Subsequent measurement of common stock subject to redemption (interest earned on trust account)
Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock subject to possible redemption	4,255,935			3,904,880
Common stock	(43)			(39)
Additional paid-in capital	$ (4,255,892)			(4,158,254)
Statement of Operations for the three months ended March 31, 2021
Basic and diluted weighted average shares outstanding, common stock subject to redemption (in Shares)	247,259
Basic and diluted weighted average shares outstanding, common stock (in Shares)	(514,481)
Basic and diluted net income (loss) per share, common stock subject to redemption (in Dollars per share)	$ 3.41	$ 0.08	$ 0.06
Basic and diluted net income (loss) per share, common stock not subject to redemption (in Dollars per share)	$ (2.36)	$ (0.17)	$ (0.14)
Statement of Changes in Stockholders’ Equity for the six months ended June 30, 2021
Issuance of representative shares – Additional Paid-in-Capital	$ 2,020,963	$ 2,020,963	$ 2,020,963
Issuance of representative shares – Stockholders’ Equity (Deficit)	2,020,963	2,020,963	2,020,963
Offering costs charged to the Stockholders’ equity	(2,020,963)	(2,020,963)	(2,020,963)
Reclassification of offering costs related to public shares	4,779,936	1,893,770	1,893,770
Subsequent measurement of common stock subject to redemption	$ (13,366,023)	(1,893,770)	(1,893,770)
Statement of Cash Flows for the three months ended March 31, 2021
Initial value of common stock subject to possible redemption (in Shares)	8,572,213
Change in value of common stock subject to possible redemption	$ (12,902,365)
Reclassification of offering costs related to public shares	(4,779,936)	(1,893,770)	(1,893,770)
Subsequent measurement of common stock subject to redemption	13,366,023	$ 1,893,770	$ 1,893,770
Subsequent measurement of common stock subject to redemption (interest earned on trust account)	525
As Revised [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock subject to possible redemption	133,000,525			120,000,000
Common stock	416			426
Additional paid-in capital	$ 828,405			$ 845,814
Statement of Operations for the three months ended March 31, 2021
Basic and diluted weighted average shares outstanding, common stock subject to redemption (in Shares)	2,306,667
Basic and diluted weighted average shares outstanding, common stock (in Shares)	3,342,133
Basic and diluted net income (loss) per share, common stock subject to redemption (in Dollars per share)	$ 3.41	$ 0.54	$ 0.37
Basic and diluted net income (loss) per share, common stock not subject to redemption (in Dollars per share)	$ (2.38)	$ (1.17)	$ (1.01)
Statement of Changes in Stockholders’ Equity for the six months ended June 30, 2021
Issuance of representative shares – Additional Paid-in-Capital	$ 2,024,421	$ 2,024,421	$ 2,024,421
Issuance of representative shares – Stockholders’ Equity (Deficit)	2,024,463	2,024,463	2,024,463
Offering costs charged to the Stockholders’ equity	(2,449,810)	(2,449,810)	(2,449,810)
Reclassification of offering costs related to public shares	4,779,936	4,779,936	4,779,936
Subsequent measurement of common stock subject to redemption	$ (13,366,023)	(13,366,023)	(13,366,023)
Statement of Cash Flows for the three months ended March 31, 2021
Initial value of common stock subject to possible redemption (in Shares)	124,413,913
Change in value of common stock subject to possible redemption
Reclassification of offering costs related to public shares	(4,779,936)	(4,779,936)	(4,779,936)
Subsequent measurement of common stock subject to redemption	13,366,023	$ 13,366,023	$ 13,366,023
Subsequent measurement of common stock subject to redemption (interest earned on trust account)	$ 525